Related Parties	12 Months Ended
Dec. 31, 2024
Disclosure [Abstract]
Related Parties
26)	RELATED PARTIES

All significant balances and transactions between the entities that constitute Cemex have been eliminated in the preparation of the consolidated financial statements. These balances with related parties resulted primarily from: (i) the sale and purchase of goods between group entities; (ii) the sale and/or acquisition of subsidiaries’ shares within Cemex; (iii) the invoicing of administrative services, rentals, trademarks and commercial name rights, royalties and other services rendered between group entities; and (iv) loans between related parties. When market prices and/or market conditions are not readily available, Cemex conducts transfer pricing studies in the countries in which it operates to comply with regulations applicable to transactions between related parties.
The definition of related parties includes entities or individuals outside Cemex, who may take advantage of being in a privileged situation due to their relationship with Cemex. Likewise, this applies to cases where Cemex may take advantage of such relationships and benefit from its financial position or operating results.
For the years ended December 31, 2024, 2023 and 2022, in the ordinary course of business, Cemex enters into transactions with related parties for the sale and/or purchase of products, the sale and/or purchase of services or the lease of assets, all of which are not significant for Cemex and, except for the transaction mentioned below, to the best of Cemex’s knowledge, are not significant to the related party, are incurred for non-significant
amounts for Cemex and are executed under conditions following the same authorizations applied to other third parties. These identified transactions, which involved members of the Parent Company’s Board of Directors, members of Cemex’s Executive Committee and other members of senior management, as applicable, are reviewed by the Parent Company’s Board of Directors Corporate Practices and Finance Committee and approved or ratified at least annually by the Parent Company’s Board of Directors, as per Cemex’s applicable policies on conflicts of interest and related person transactions. These transactions with related parties also include transactions with subsidiaries with significant non-controlling
interests, such as TCL and Caribbean Cement Company Limited; with other companies in which Cemex has a non-controlling
position, such as GCC and Lehigh White Cement Company; with companies in which the Parent Company’s Board of Director members are members of such company’s board of directors, like Banco Santander de Negocios de México, S.A. de C.V. and affiliates, Grupo ICA, S.A. de C.V. and affiliates, FEMSA, S.A.B. de C.V., Carza, S.A.P.I. de C.V. and related companies, Nemak, S.A.B. de C.V., NEG Natural, S.A. de C.V., Banco Mercantil del Norte, S.A. and affiliates, BBVA México S.A. and affiliates, Neoris N.V.; and with companies at which members of Cemex’s Executive Committee have family members such as Cementos Españoles de Bombeo, S. de R.L. (“CEB”), HSBC México, S.A. and affiliates and the firm Mckinsey & Company Inc. México, S.C. and affiliates, among others.
For Cemex, except as set forth below, none of these transactions executed in 2024 are material to be disclosed separately. In addition, during the same periods, no member of Cemex, S.A.B. de C.V.’s senior management or Board of Directors had any outstanding loans with Cemex.
The most important transaction with related parties during 2024 included in Cemex’s financial statements was as follows:

•	For the year 2024, Cemex incurred services from CEB, a provider of ready-mix pumping services to Cemex’s customers in Mexico for $70.
For the years 2024, 2023 and 2022, the aggregate compensation paid to members of Cemex, S.A.B. de C.V.’ Board of Directors, including alternate directors, and Cemex’s senior management was $48, $71 and $44, respectively. Of these amounts, $31 in 2024, $24 in 2023, $29 in 2022, were paid as base compensation plus performance bonuses, including pension and post-employment benefits. In addition, $17 in 2024, $47 in 2023 and $15 in 2022 of the aggregate amounts in each year, corresponded to allocations of ADSs under Cemex’s executive share-based compensation programs.